Liabilities from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in liabilities arising from financing activities
Liabilities from financing activities, beginning of period	R$ 418,924	R$ 362,468
Liabilities from financing activities, beginning of period			R$ 91,796
Payments	(144,059)	(126,008)
FX	5,685	1,732
New acquisitions	191,184	55,167
Others	31,205	33,769
Liabilities from financing activities, end of period	502,939	418,924	362,468
Loans and financing
Changes in liabilities arising from financing activities
Liabilities from financing activities, beginning of period	209,773	249,982
Payments	(44,199)	(59,070)
New acquisitions	107,937	443
Others	22,463	18,418
Liabilities from financing activities, end of period	295,974	209,773	249,982
Lease payable
Changes in liabilities arising from financing activities
Liabilities from financing activities, beginning of period	126,082
Liabilities from financing activities, beginning of period			(91,796)
Payments	(57,251)	(18,845)
FX	2,661	249
New acquisitions	25,636
Others	9,051	52,882
Liabilities from financing activities, end of period	106,179	126,082
Accounts payable for the acquisition of subsidiaries
Changes in liabilities arising from financing activities
Liabilities from financing activities, beginning of period	83,069	112,487
Payments	(42,609)	(48,093)
FX	3,024	1,483
New acquisitions	57,611	54,723
Others	(309)	(37,531)
Liabilities from financing activities, end of period	R$ 100,786	R$ 83,069	R$ 112,487